Consolidated Statements of Shareholders' Equity (JPY ¥) In Millions, unless otherwise specified	Total	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Treasury stock, at cost	Total Toyota Motor Corporation shareholders' equity	Noncontrolling interests
Beginning Balance at Mar. 31, 2011	¥ 10,920,024	¥ 397,050	¥ 505,760	¥ 11,835,665	¥ (1,144,721)	¥ (1,261,383)	¥ 10,332,371	¥ 587,653
Equity transaction with noncontrolling interests and other	(2,562)		43,311	(45,365)	(6,503)	125,819	117,262	(119,824)
Issuance during the year	1,483		1,483				1,483
Comprehensive income
Net income	368,302			283,559			283,559	84,743
Other comprehensive income (loss)
Foreign currency translation adjustments	(93,292)				(87,729)		(87,729)	(5,563)
Unrealized gains (losses) on securities	131,794				129,328		129,328	2,466
Pension liability adjustments	(65,110)				(69,208)		(69,208)	4,098
Total comprehensive income	341,694						255,950	85,744
Dividends paid to Toyota Motor Corporation shareholders	(156,785)			(156,785)			(156,785)
Dividends paid to noncontrolling interests	(37,356)							(37,356)
Repurchase and reissuance of treasury stock	(20)		96			(116)	(20)
Ending Balance at Mar. 31, 2012	11,066,478	397,050	550,650	11,917,074	(1,178,833)	(1,135,680)	10,550,261	516,217
Equity transaction with noncontrolling interests and other	5,636		675				675	4,961
Issuance during the year
Comprehensive income
Net income	1,083,482			962,163			962,163	121,319
Other comprehensive income (loss)
Foreign currency translation adjustments	461,754				434,638		434,638	27,116
Unrealized gains (losses) on securities	374,209				368,507		368,507	5,702
Pension liability adjustments	14,711				19,565		19,565	(4,854)
Total comprehensive income	1,934,156						1,784,873	149,283
Dividends paid to Toyota Motor Corporation shareholders	(190,008)			(190,008)			(190,008)
Dividends paid to noncontrolling interests	(45,640)							(45,640)
Repurchase and reissuance of treasury stock	2,234		(285)	(23)		2,542	2,234
Ending Balance at Mar. 31, 2013	12,772,856	397,050	551,040	12,689,206	(356,123)	(1,133,138)	12,148,035	624,821
Equity transaction with noncontrolling interests and other	3,513		528				528	2,985
Issuance during the year
Comprehensive income
Net income	1,991,648			1,823,119			1,823,119	168,529
Other comprehensive income (loss)
Foreign currency translation adjustments	301,889				296,942		296,942	4,947
Unrealized gains (losses) on securities	499,560				493,750		493,750	5,810
Pension liability adjustments	99,404				93,592		93,592	5,812
Total comprehensive income	2,892,501						2,707,403	185,098
Dividends paid to Toyota Motor Corporation shareholders	(396,030)			(396,030)			(396,030)
Dividends paid to noncontrolling interests	(63,065)							(63,065)
Repurchase and reissuance of treasury stock	9,212		(260)			9,472	9,212
Ending Balance at Mar. 31, 2014	¥ 15,218,987	¥ 397,050	¥ 551,308	¥ 14,116,295	¥ 528,161	¥ (1,123,666)	¥ 14,469,148	¥ 749,839